WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 43.3%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.9%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,080,000	$1,217,986	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	920,000	955,006	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	1,330,000	1,333,325	(a)
Frontier Communications Corp., Secured Notes	6.750%	5/1/29	2,570,000	2,710,977	(a)
Frontier Communications Corp., Senior Secured Notes	5.000%	5/1/28	570,000	583,096	(a)
Turk Telekomunikasyon AS, Senior Notes	6.875%	2/28/25	1,420,000	1,555,255	(a)
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	1,340,000	1,374,677
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	770,000	783,650
Verizon Communications Inc., Senior Notes	3.700%	3/22/61	1,110,000	1,125,131

Total Diversified Telecommunication Services				11,639,103

Entertainment - 0.5%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	3,120,000	3,345,716	(a)
Netflix Inc., Senior Notes	6.375%	5/15/29	1,200,000	1,508,754
Netflix Inc., Senior Notes	4.875%	6/15/30	1,600,000	1,858,248	(a)

Total Entertainment				6,712,718

Interactive Media & Services - 0.3%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	1,890,000	1,953,863	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	1,880,000	1,825,950	(a)

Total Interactive Media & Services				3,779,813

Media - 1.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	1,060,000	1,109,025	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	2,330,000	2,356,213	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	1

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	900,000	$1,030,935
Clear Channel Worldwide Holdings Inc., Senior Notes	9.250%	2/15/24	3,010,000	3,147,662
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,880,000	3,322,800
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	380,000	394,166	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	2,580,000	2,664,676	(a)
Liberty Interactive LLC, Senior Notes	8.500%	7/15/29	2,090,000	2,400,491
Liberty Interactive LLC, Senior Notes	8.250%	2/1/30	470,000	543,240
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	30,000	39,891
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	1,320,000	1,802,093
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	2,940,000	3,281,775	(a)

Total Media				22,092,967

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,840,000	1,844,600	(a)(b)
Millicom International Cellular SA, Senior Notes	6.625%	10/15/26	936,000	999,419	(a)
Millicom International Cellular SA, Senior Notes	6.250%	3/25/29	1,944,000	2,176,570	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,040,000	1,543,334
Switch Ltd., Senior Notes	3.750%	9/15/28	1,400,000	1,394,834	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,630,000	2,672,738
VTR Comunicaciones SpA, Senior Secured Notes	5.125%	1/15/28	2,980,000	3,129,000	(a)

Total Wireless Telecommunication Services				13,760,495

TOTAL COMMUNICATION SERVICES				57,985,096

See Notes to Schedule of Investments.

2	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER DISCRETIONARY - 9.3%
Automobiles - 1.4%
Ford Motor Co., Senior Notes	8.500%	4/21/23	1,510,000		$1,693,088
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	650,000		710,873
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,000,000		1,962,710
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	5,540,000		6,061,092
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	1,460,000		1,492,981
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	5,530,000		6,103,737	(a)

Total Automobiles					18,024,481

Distributors - 0.2%
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	2,560,090		2,858,891	(a)(c)

Diversified Consumer Services - 1.4%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	2,610,000		2,619,787	(a)
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,950,000		3,116,852	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	2,140,000		2,131,975	(a)(b)
Co-operative Group Holdings 2011 Ltd., Senior Notes, Step bond (7.500% to 7/8/26 then 0.000%)	7.500%	7/8/26	1,650,000	GBP	2,759,373	(d)
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	6.250%	1/15/28	450,000		470,889	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	760,000		735,300	(a)
Service Corp. International, Senior Notes	3.375%	8/15/30	1,370,000		1,328,441

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	3

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - (continued)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	3,100,000		$3,138,719	(a)(b)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	2,010,000		1,985,177	(a)

Total Diversified Consumer Services					18,286,513

Hotels, Restaurants & Leisure - 3.4%
Boyne USA Inc., Senior Notes	4.750%	5/15/29	1,230,000		1,265,363	(a)
Caesars Entertainment Inc., Senior Secured Notes	6.250%	7/1/25	1,800,000		1,916,010	(a)
Carnival Corp., Secured Notes	9.875%	8/1/27	4,500,000		5,293,170	(a)
CPUK Finance Ltd., Senior Secured Notes	7.239%	2/28/24	1,980,000	GBP	3,164,747	(d)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	850,000		887,098	(a)
International Game Technology PLC, Senior Secured Notes	4.125%	4/15/26	1,440,000		1,485,591	(a)
International Game Technology PLC, Senior Secured Notes	5.250%	1/15/29	1,890,000		2,006,474	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	40,000		41,978
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,030,000		1,082,506
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,170,000		1,247,864	(a)
Mohegan Gaming & Entertainment, Senior Notes	7.875%	10/15/24	890,000		930,740	(a)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	3,780,000		4,615,531	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	940,000		1,108,020	(a)
Royal Caribbean Cruises Ltd., Senior Secured Notes	11.500%	6/1/25	2,510,000		2,910,822	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,200,000	GBP	1,594,704	(d)
Sands China Ltd., Senior Notes	5.125%	8/8/25	600,000		669,075
Sands China Ltd., Senior Notes	5.400%	8/8/28	800,000		908,208

See Notes to Schedule of Investments.

4	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Scientific Games International Inc., Senior Notes	7.000%	5/15/28	210,000	$226,304	(a)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,394,000	1,444,393	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	1,060,000	1,101,075	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,320,000	3,390,550	(a)
Wendy’s International LLC, Senior Notes	7.000%	12/15/25	1,325,000	1,482,761
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	2,040,000	2,149,681	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	720,000	733,878	(a)
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	3,170,000	3,430,225	(a)

Total Hotels, Restaurants & Leisure				45,086,768

Household Durables - 0.5%
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	930,000	1,205,166
Newell Brands Inc., Senior Notes	4.700%	4/1/26	1,750,000	1,953,437
TopBuild Corp., Senior Notes	3.625%	3/15/29	3,450,000	3,419,830	(a)

Total Household Durables				6,578,433

Internet & Direct Marketing Retail - 0.7%
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	3,260,000	3,122,493
Prosus NV, Senior Notes	4.850%	7/6/27	3,310,000	3,734,656	(a)
QVC Inc., Senior Secured Notes	5.450%	8/15/34	1,730,000	1,782,826

Total Internet & Direct Marketing Retail				8,639,975

Specialty Retail - 1.7%
Bed Bath & Beyond Inc., Senior Notes	5.165%	8/1/44	3,363,000	3,102,367
L Brands Inc., Senior Notes	5.250%	2/1/28	4,950,000	5,432,625
L Brands Inc., Senior Notes	6.625%	10/1/30	420,000	484,567	(a)
Magic Mergeco Inc., Senior Notes	7.875%	5/1/29	2,310,000	2,376,412	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	5

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Magic Mergeco Inc., Senior Secured Notes	5.250%	5/1/28	930,000		$942,788	(a)
NMG Holding Co. Inc./ Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	1,910,000		1,956,107	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	500,000		542,430	(a)
PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes	4.750%	2/15/28	2,300,000		2,375,705	(a)
Rent-A-Center Inc., Senior Notes	6.375%	2/15/29	3,130,000		3,398,397	(a)
Tendam Brands SAU, Senior Secured Notes	5.000%	9/15/24	150,000	EUR	173,688	(a)
Tendam Brands SAU, Senior Secured Notes (3 mo. EURIBOR + 5.250%, 5.250% floor)	5.250%	9/15/24	1,060,000	EUR	1,230,011	(a)(e)

Total Specialty Retail					22,015,097

TOTAL CONSUMER DISCRETIONARY					121,490,158

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,870,000		1,895,834	(a)

Food & Staples Retailing - 0.1%
Prosperous Ray Ltd., Senior Notes	4.625%	11/12/23	690,000		746,139	(d)

Food Products - 0.5%
Kraft Heinz Foods Co., Senior Notes	3.875%	5/15/27	40,000		43,595
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	130,000		143,504
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	1,900,000		2,040,520
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	490,000		563,357

See Notes to Schedule of Investments.

6	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - (continued)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	330,000	$410,822
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	3,350,000	3,380,016	(a)

Total Food Products				6,581,814

TOTAL CONSUMER STAPLES				9,223,787

ENERGY - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	6,080,000	6,097,723	(a)
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	4,425,000	4,788,956	(a)
Cenovus Energy Inc., Senior Notes	5.375%	7/15/25	510,000	580,286
CNX Midstream Partners LP/ CNX Midstream Finance Corp., Senior Notes	6.500%	3/15/26	1,000,000	1,036,250	(a)
Comstock Resources Inc., Senior Notes	7.500%	5/15/25	3,500,000	3,621,450	(a)
DCP Midstream LP, Junior Subordinated Notes (7.375% to 12/15/22 then 3 mo. USD LIBOR + 5.148%)	7.375%	12/15/22	3,000,000	2,752,500	(e)(f)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	1,020,000	1,183,200	(a)
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,000,000	1,119,930
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	6.625%	7/15/25	700,000	746,375	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	530,000	550,227	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	1,930,000	2,062,697	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	7

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Senior Notes	5.350%	5/15/45	600,000	$643,253
Energy Transfer Operating LP, Senior Notes	5.500%	6/1/27	510,000	592,393
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	500,000	600,930
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	220,000	220,156
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	400,000	402,340
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	330,000	360,938	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	300,000	331,645	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	1,000,000	991,195	(a)
EQT Corp., Senior Notes	7.625%	2/1/25	1,010,000	1,164,025
EQT Corp., Senior Notes	8.500%	2/1/30	710,000	908,800
Gazprom PJSC Via Gaz Capital SA, Senior Notes	4.950%	3/23/27	1,770,000	1,955,726	(a)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	3,070,000	3,504,469	(a)
KazTransGas JSC, Senior Notes	4.375%	9/26/27	2,320,000	2,591,150	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	1,870,000	1,999,086	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	2,010,000	2,062,863	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,740,000	2,343,923	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	2,910,000	2,994,521	(a)
Occidental Petroleum Corp., Senior Notes	7.150%	5/15/28	1,960,000	2,116,800
Occidental Petroleum Corp., Senior Notes	7.200%	3/15/29	230,000	258,750
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	5,000,000	5,706,575
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	190,000	211,613

See Notes to Schedule of Investments.

8	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,050,000	$927,092
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	1,960,000	2,146,984	(a)
PBF Holding Co. LLC/PBF Finance Corp., Senior Secured Notes	9.250%	5/15/25	2,540,000	2,663,825	(a)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	5,080,000	5,638,851
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	3,660,000	3,873,561
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	3,000,000	3,095,550	(a)
Range Resources Corp., Senior Notes	5.875%	7/1/22	874,000	884,379
Range Resources Corp., Senior Notes	5.000%	8/15/22	500,000	512,500
Range Resources Corp., Senior Notes	9.250%	2/1/26	2,160,000	2,374,553
Range Resources Corp., Senior Notes	8.250%	1/15/29	6,545,000	7,108,754	(a)
Tallgrass Energy Partners LP/ Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	1,270,000	1,274,763	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	40,000	43,600
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	1,000,000	1,083,870
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	2,950,000	3,087,544	(a)
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	280,000	275,450	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.600%	3/15/48	1,260,000	1,473,340
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	1,890,000	1,641,975	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	9

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Viper Energy Partners LP, Senior Notes	5.375%	11/1/27	2,770,000		$2,898,043	(a)
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	190,000		201,163
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,970,000		2,078,350
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	3,500,000		3,600,292
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	540,000		808,898
YPF SA, Senior Secured Notes, Step bond (4.000% to 1/1/23 then 9.000%)	4.000%	2/12/26	1,097,430		887,859	(a)

TOTAL ENERGY					105,081,941

FINANCIALS - 4.8%
Banks - 2.9%
Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes (5.875% to 9/24/23 then EUR 5 year Swap Rate + 5.660%)	5.875%	9/24/23	1,600,000	EUR	2,065,889	(d)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.875% to 7/6/22 then 5 year Treasury Constant Maturity Rate + 5.035%)	6.875%	7/6/22	200,000		206,644	(a)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	2,820,000		3,130,510	(a)(e)(f)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	200,000		222,143	(a)(e)(f)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	1,270,000		1,400,175	(e)(f)

See Notes to Schedule of Investments.

10	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,640,000		$1,862,425	(e)(f)
Barclays PLC, Subordinated Notes (2.000% to 2/7/23 then EUR 5 year Swap Rate + 1.900%)	2.000%	2/7/28	1,320,000	EUR	1,633,676	(d)(e)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	3,600,000	EUR	4,761,014	(d)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (6.500% to 6/23/21 then EUR 5 year Swap Rate + 5.120%)	6.500%	6/23/21	1,160,000	EUR	1,406,950	(d)(e)(f)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,010,000		1,226,766	(a)(e)(f)
HSBC Holdings PLC, Junior Subordinated Notes (5.250% to 9/16/22 then EUR 5 year Swap Rate + 4.383%)	5.250%	9/16/22	1,710,000	EUR	2,165,247	(d)(e)(f)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,050,000		1,178,413	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (4.947% to 6/27/25 then EUR 5 year Swap Rate + 5.290%)	4.947%	6/27/25	2,410,000	EUR	3,189,488	(d)(e)(f)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	1,040,000		1,177,374	(e)(f)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	11

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Natwest Group PLC, Junior Subordinated Notes (4.500% to 9/30/28 then U.K. Government Bonds 5 Year Note Generic Bid Yield + 3.992%)	4.500%	3/31/28	4,550,000	GBP	$6,433,017	(e)(f)
Natwest Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year ICE Swap Rate + 7.598%)	8.625%	8/15/21	530,000		541,618	(e)(f)
Santander UK Group Holdings PLC, Junior Subordinated Notes (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	790,000	GBP	1,154,822	(d)(e)(f)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then USD 5 year ICE Swap Rate + 4.750%)	5.459%	6/30/35	2,070,000		2,223,991	(a)(e)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	2,030,000		2,411,689	(a)(e)

Total Banks					38,391,851

Capital Markets - 0.6%
Compass Group Diversified Holdings LLC, Senior Notes	5.250%	4/15/29	2,260,000		2,387,125	(a)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,290,000		1,428,668	(a)(e)(f)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	610,000		654,103	(a)(e)(f)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	2,860,000		3,156,911	(a)(e)(f)

Total Capital Markets					7,626,807

See Notes to Schedule of Investments.

12	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Finance - 0.2%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	2,090,000	$2,168,333	(a)

Diversified Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/23/23	150,000	155,949
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	1,340,000	1,443,616
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	900,000	952,902	(a)
Aviation Capital Group LLC, Senior Notes	2.875%	1/20/22	550,000	556,965	(a)
Finance of America Funding LLC, Senior Notes	7.875%	11/15/25	100,000	103,750	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	4,129,689	4,134,851	(a)(c)
LD Holdings Group LLC, Senior Notes	6.125%	4/1/28	1,560,000	1,565,850	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	38,000	39,729	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	190,000	199,479	(a)
Vanguard Group Inc.	3.050%	8/22/50	1,330,000	1,159,494	(g)(h)

Total Diversified Financial Services				10,312,585

Thrifts & Mortgage Finance - 0.3%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	3,200,000	3,684,624	(a)

TOTAL FINANCIALS				62,184,200

HEALTH CARE - 3.0%
Health Care Providers & Services - 1.0%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	2,000,000	2,090,450	(a)
CHS/Community Health Systems Inc., Secured Notes	8.125%	6/30/24	1,000,000	1,046,250	(a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	3,705,000	3,877,116	(a)
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	1,280,000	1,281,638	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	13

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Health Care Providers & Services - (continued)
MPH Acquisition Holdings LLC, Senior Notes	5.750%	11/1/28	1,680,000		$1,658,866	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	940,000		1,034,512	(a)
US Renal Care Inc., Senior Notes	10.625%	7/15/27	1,690,000		1,790,344	(a)

Total Health Care Providers & Services					12,779,176

Life Sciences Tools & Services - 0.1%
Syneos Health Inc., Senior Notes	3.625%	1/15/29	1,260,000		1,233,225	(a)

Pharmaceuticals - 1.9%
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	1,260,000		1,255,659	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	810,000		898,598	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	1,000,000		1,115,000	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	2,000,000		2,005,580	(a)
Cheplapharm Arzneimittel GmbH, Senior Secured Notes	5.500%	1/15/28	1,720,000		1,790,950	(a)
Cidron Aida Finco Sarl, Senior Secured Notes	6.250%	4/1/28	1,710,000	GBP	2,418,805	(a)
Endo Dac/Endo Finance LLC/ Endo Finco Inc., Secured Notes	9.500%	7/31/27	3,470,000		3,682,537	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	2,030,000		2,012,238	(a)
Jazz Securities DAC, Senior Secured Notes	4.375%	1/15/29	1,540,000		1,576,575	(a)
Nidda BondCo GmbH, Senior Notes	5.000%	9/30/25	1,200,000	EUR	1,461,635	(d)
Prestige Brands Inc., Senior Notes	3.750%	4/1/31	1,380,000		1,326,477	(a)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	1,930,000		2,058,374

See Notes to Schedule of Investments.

14	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,000,000	$2,112,500
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	990,000	930,848

Total Pharmaceuticals				24,645,776

TOTAL HEALTH CARE				38,658,177

INDUSTRIALS - 6.3%
Aerospace & Defense - 1.1%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	790,000	849,952	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	1,020,000	1,088,664	(a)
Boeing Co., Senior Notes	2.196%	2/4/26	2,880,000	2,885,740
Boeing Co., Senior Notes	3.250%	2/1/35	1,230,000	1,213,717
Boeing Co., Senior Notes	5.805%	5/1/50	1,370,000	1,761,667
Boeing Co., Senior Notes	5.930%	5/1/60	1,920,000	2,510,031
BWX Technologies Inc., Senior Notes	4.125%	6/30/28	806,000	822,390	(a)
TransDigm Inc., Senior Notes	7.500%	3/15/27	530,000	568,462
TransDigm Inc., Senior Notes	5.500%	11/15/27	1,330,000	1,385,853
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	760,000	826,531	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	960,000	1,017,600	(a)

Total Aerospace & Defense				14,930,607

Air Freight & Logistics - 0.2%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	2,370,000	2,835,764

Airlines - 1.6%
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	700,000	735,875	(a)
American Airlines Inc./ AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,570,000	2,756,967	(a)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,080,000	1,256,514	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,200,000	5,714,405	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	15

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	1,730,000	$1,829,475	(a)
Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	3,000,000	3,296,250	(a)
Spirit Loyalty Cayman Ltd./ Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	3,070,000	3,460,934	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	410,000	425,978	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	760,000	790,742	(a)
United Airlines Pass-Through Trust	3.700%	12/1/22	400,000	405,738
United Airlines Pass-Through Trust	4.875%	1/15/26	815,220	852,864

Total Airlines				21,525,742

Building Products - 0.2%
Cornerstone Building Brands Inc., Senior Notes	6.125%	1/15/29	1,900,000	2,030,701	(a)

Commercial Services & Supplies - 0.8%
CoreCivic Inc., Senior Notes	8.250%	4/15/26	3,400,000	3,421,250
GFL Environmental Inc., Senior Notes	8.500%	5/1/27	1,438,000	1,577,306	(a)
GFL Environmental Inc., Senior Secured Notes	3.750%	8/1/25	1,500,000	1,529,115	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,470,000	2,553,363	(a)
RR Donnelley & Sons Co., Senior Notes	8.250%	7/1/27	841,000	926,677

Total Commercial Services & Supplies				10,007,711

See Notes to Schedule of Investments.

16	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Construction & Engineering - 0.1%
CalAtlantic Group Inc., Senior Notes	5.250%	6/1/26	250,000		$254,610
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,460,000		1,566,142	(a)

Total Construction & Engineering					1,820,752

Containers & Packaging - 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	2,000,000		1,993,780	(a)

Electrical Equipment - 0.1%
Sensata Technologies BV, Senior Notes	4.000%	4/15/29	1,500,000		1,511,175	(a)

Industrial Conglomerates - 0.4%
General Electric Co., Senior Notes	6.875%	1/10/39	3,250,000		4,679,036

Machinery - 0.5%
Granite US Holdings Corp., Senior Notes	11.000%	10/1/27	2,880,000		3,240,000	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	2,637,000		2,704,362

Total Machinery					5,944,362

Trading Companies & Distributors - 0.8%
BCPE Empire Holdings Inc., Senior Notes	7.625%	5/1/27	830,000		826,929	(a)
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	1,560,000	CAD	1,275,515	(a)(b)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	3,010,000		2,942,275	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,700,000		2,831,625
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	2,935,000		3,213,825

Total Trading Companies & Distributors					11,090,169

Transportation Infrastructure - 0.3%
DP World PLC, Senior Notes	5.625%	9/25/48	3,580,000		4,356,538	(a)

TOTAL INDUSTRIALS					82,726,337

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	17

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.3%
CommScope Inc., Senior Notes	8.250%	3/1/27	3,320,000	$3,560,700	(a)

IT Services - 0.3%
Gartner Inc., Senior Notes	3.750%	10/1/30	1,020,000	1,024,299	(a)
Mastercard Inc., Senior Notes	1.900%	3/15/31	380,000	377,651
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	2,427,000	2,537,356	(a)

Total IT Services				3,939,306

Software - 0.3%
Black Knight InfoServ LLC, Senior Notes	3.625%	9/1/28	2,010,000	1,969,016	(a)
Blast Motion Inc., Senior Secured Notes	7.000%	1/15/24	850,000	849,915	(a)(g)(h)
ZoomInfo Technologies LLC/ ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	860,000	850,368	(a)

Total Software				3,669,299

Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp., Senior Notes	5.125%	4/15/29	3,060,000	3,151,800	(a)

TOTAL INFORMATION TECHNOLOGY				14,321,105

MATERIALS - 3.2%
Chemicals - 0.7%
Braskem Netherlands Finance BV, Senior Notes	4.500%	1/10/28	3,250,000	3,385,492	(a)
MEGlobal Canada ULC, Senior Notes	5.875%	5/18/30	2,550,000	3,124,260	(a)
Sasol Financing USA LLC, Senior Notes	4.375%	9/18/26	1,690,000	1,731,659
Sasol Financing USA LLC, Senior Notes	5.500%	3/18/31	1,690,000	1,720,403

Total Chemicals				9,961,814

Construction Materials - 0.3%
SRM Escrow Issuer LLC, Senior Secured Notes	6.000%	11/1/28	3,120,000	3,310,850	(a)
Summit Materials LLC/ Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	420,000	442,575	(a)

Total Construction Materials				3,753,425

See Notes to Schedule of Investments.

18	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.4%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,000,000	$2,095,000	(a)(c)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	1,000,000	1,043,530	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	1,590,000	1,820,646

Total Containers & Packaging				4,959,176

Metals & Mining - 1.5%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	500,000	510,000	(a)
First Quantum Minerals Ltd., Senior Notes	6.500%	3/1/24	600,000	616,269	(a)
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,015,000	1,054,966	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	4,390,000	4,823,512	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	860,000	1,051,350
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	1,030,000	1,046,938	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	3,100,000	3,300,148	(a)
Northwest Acquisitions ULC/ Dominion Finco Inc., Secured Notes	7.125%	11/1/22	1,300,000	0	*(a)(g)(h)(i)(j)
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	810,000	969,254
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	1,890,000	2,608,200
Volcan Cia Minera SAA, Senior Notes	4.375%	2/11/26	3,200,000	3,160,688	(a)

Total Metals & Mining				19,141,325

Paper & Forest Products - 0.3%
Mercer International Inc., Senior Notes	5.125%	2/1/29	270,000	279,450	(a)
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	3,090,000	3,617,618

Total Paper & Forest Products				3,897,068

TOTAL MATERIALS				41,712,808

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	19

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CoreCivic Inc., Senior Notes	4.625%	5/1/23	430,000		$435,489
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	760,000		852,150
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	610,000		611,327
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	280,000		271,146
GEO Group Inc., Senior Notes	5.875%	10/15/24	4,000,000		3,220,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	3.692%	6/5/28	1,515,000	GBP	2,207,536
Service Properties Trust, Senior Notes	4.350%	10/1/24	3,150,000		3,138,188
Service Properties Trust, Senior Notes	5.500%	12/15/27	2,320,000		2,445,008

Total Equity Real Estate Investment Trusts (REITs)					13,180,844

Real Estate Management & Development - 0.5%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,000,000		1,059,375	(a)
Forestar Group Inc., Senior Notes	8.000%	4/15/24	1,000,000		1,042,475	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Secured Notes	7.625%	6/15/25	490,000		536,067	(a)
Realogy Group LLC/Realogy Co-Issuer Corp., Senior Notes	5.750%	1/15/29	2,700,000		2,805,624	(a)
Swire Pacific MTN Financing Ltd., Senior Notes	4.500%	10/9/23	1,230,000		1,333,824	(d)

Total Real Estate Management & Development					6,777,365

TOTAL REAL ESTATE					19,958,209

UTILITIES - 0.9%
Electric Utilities - 0.7%
FirstEnergy Corp., Senior Notes	2.250%	9/1/30	630,000		594,516
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	990,000		1,341,088
NRG Energy Inc., Senior Notes	3.625%	2/15/31	1,500,000		1,471,498	(a)

See Notes to Schedule of Investments.

20	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
Talen Energy Supply LLC, Senior Notes	10.500%	1/15/26	1,300,000	$1,197,267	(a)
TransAlta Corp., Senior Notes	6.500%	3/15/40	4,304,000	4,938,840

Total Electric Utilities				9,543,209

Gas Utilities - 0.1%
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	1,270,000	1,297,172	(a)

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp., Senior Notes	2.450%	1/15/31	540,000	522,261	(a)

TOTAL UTILITIES				11,362,642

TOTAL CORPORATE BONDS & NOTES (Cost - $549,084,776)				564,704,460

SENIOR LOANS - 23.8%
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.3%
Delta TopCo Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	12/1/27	3,520,000	3,525,868	(e)(k)(l)

Entertainment - 0.4%
Allen Media LLC, Initial Term Loan (3 mo. USD LIBOR + 5.500%)	5.703%	2/10/27	3,737,084	3,739,420	(e)(k)(l)
Cinemark USA Inc., Additional Term Loan (1 mo. USD LIBOR + 1.750%)	1.870%	3/31/25	248,077	238,257	(e)(k)(l)
William Morris Endeavor Entertainment LLC, New Term Loan B1	2.870-2.940%	5/18/25	1,184,120	1,151,927	(e)(k)(l)

Total Entertainment				5,129,604

Interactive Media & Services - 0.3%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	4,630,000	4,601,641	(e)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	21

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.2%
Applovin Corp., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.613%	8/15/25	257,769	$257,424	(e)(k)(l)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.611%	11/18/24	485,204	478,634	(e)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.113%	5/1/26	4,773,949	4,720,738	(e)(k)(l)
iHeartCommunications Inc., Second Amendment Incremental Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	5/1/26	526,025	520,545	(e)(k)(l)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.615%	9/18/26	2,366,955	2,359,558	(e)(k)(l)
Nielsen Finance LLC, Dollar Term Loan B5 (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	6/6/25	117,380	117,845	(e)(k)(l)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (1 mo. USD LIBOR + 3.500%)	3.613%	12/17/26	1,273,858	1,266,294	(e)(k)(l)
Univision Communications Inc., 2020 First Lien New Replacement Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	3/15/26	1,253,461	1,257,613	(e)(k)(l)
Virgin Media Bristol LLC, Term Loan B	—	1/31/29	2,940,000	2,939,474	(m)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.615%	1/31/28	1,588,574	1,577,454	(e)(k)(l)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.615%	4/30/28	120,000	118,933	(e)(k)(l)

Total Media				15,614,512

TOTAL COMMUNICATION SERVICES				28,871,625

See Notes to Schedule of Investments.

22	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER DISCRETIONARY - 6.9%
Auto Components - 0.9%
American Axle & Manufacturing Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/6/24	412,013	$410,725	(e)(k)(l)
Autokiniton US Holdings Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 4.500%)	5.000%	4/6/28	2,400,000	2,424,000	(e)(h)(k)(l)
Clarios Global LP, First Lien Term Loan (1 mo. USD LIBOR + 3.250%)	3.363%	4/30/26	5,320,540	5,273,156	(e)(k)(l)
First Brands Group, LLC, First Lien 2021 Term Loan, First Lien (the greater of 3 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	3/30/27	1,990,000	2,019,850	(e)(k)(l)
First Brands Group, LLC, Second Lien 2021 Term Loan, Second Lien (the greater of 3 mo. USD LIBOR or 1.000% + 8.500%)	9.500%	3/30/28	1,580,000	1,572,100	(e)(h)(k)(l)

Total Auto Components				11,699,831

Diversified Consumer Services - 0.6%
Adtalem Global Education Inc., First Lien Term Loan B	—	2/14/28	4,560,000	4,518,198	(m)
Prime Security Services Borrower LLC, 2020 Refinancing Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	9/23/26	3,640,230	3,638,410	(e)(k)(l)(m)
TruGreen LP, Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 8.500%)	9.250%	11/2/28	320,000	331,200	(e)(h)(k)(l)

Total Diversified Consumer Services				8,487,808

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	23

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 1.8%
Alterra Mountain Co., First Lien Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	8/1/26	841,500	$845,708	(e)(k)(l)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.863%	7/31/24	1,006,200	992,630	(e)(k)(l)
Aristocrat Technologies Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/19/24	3,577,614	3,588,476	(e)(k)(l)
Boyd Gaming Corp., Refinancing Term Loan B (1 week USD LIBOR + 2.250%)	2.337%	9/15/23	1,186,280	1,186,280	(e)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.863%	12/23/24	4,200,006	4,159,316	(e)(k)(l)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.613%	7/21/25	914,552	918,210	(e)(k)(l)
ClubCorp Holdings Inc., First Lien Term Loan B (3 mo. USD LIBOR + 2.750%)	2.953%	9/18/24	3,441,085	3,302,213	(e)(k)(l)
Equinox Holdings Inc., Term Loan B2 (the greater of 3 mo. USD LIBOR or 1.000% + 9.000%)	10.000%	3/8/24	397,000	400,970	(h)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.856%	6/22/26	610,000	605,425	(e)(k)(l)
Royal Caribbean Cruises Ltd., First Lien Term Loan A	—	4/5/22	670,000	647,667	(m)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.863%	8/14/24	4,988,675	4,922,630	(e)(k)(l)
Station Casinos LLC, Term Loan Facility B1 (the greater of 1 mo. USD LIBOR or 0.250% + 2.250%)	2.500%	2/8/27	1,989,763	1,965,083	(e)(k)(l)

Total Hotels, Restaurants & Leisure				23,534,608

See Notes to Schedule of Investments.

24	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Internet & Direct Marketing Retail - 0.1%
CNT Holdings I Corp., First Lien Initial Term Loan (the greater of 6 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	11/8/27	1,180,000	$1,179,262	(e)(k)(l)

Specialty Retail - 3.5%
Academy Ltd., New Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	11/5/27	3,900,225	3,915,662	(e)(k)(l)
Empire Today LLC, Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/24/28	2,800,000	2,800,874	(e)(k)(l)
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	1/29/26	1,523,334	1,542,376	(e)(h)(k)(l)
Great American Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	4,987,500	5,016,801	(e)(k)(l)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	4,206,780	4,210,125	(e)(k)(l)
IRB Holding Corp., Term Loan B (3 mo. USD LIBOR + 2.750%)	2.953%	2/5/25	178,164	177,136	(e)(k)(l)
Leslie’s Poolmart Inc., Initial Term Loan	—	3/9/28	7,000,000	6,975,626	(m)
LS Group OpCo Acquisition LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	11/2/27	558,600	560,462	(e)(k)(l)
Mavis Tire Express Services Corp., Term Loan B	—	4/30/28	4,380,000	4,358,100	(m)
Michaels Cos. Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	4/15/28	3,850,000	3,835,081	(e)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	25

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Specialty Retail - (continued)
Petco Animal Supplies Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.250%)	4.000%	3/3/28	550,000		$547,495	(e)(k)(l)
PetSmart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	2/11/28	5,000,000		5,020,625	(e)(k)(l)
RVR Dealership Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	2/8/28	1,500,000		1,496,250	(e)(h)(k)(l)
Whatabrands LLC, 2020 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.000% + 2.750%)	2.851%	7/31/26	4,999,301		4,973,995	(e)(k)(l)(m)

Total Specialty Retail					45,430,608

TOTAL CONSUMER DISCRETIONARY					90,332,117

CONSUMER STAPLES - 0.6%
Beverages - 0.4%
City Brewing Co. LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/5/28	1,520,000		1,525,700	(e)(h)(k)(l)
Triton Water Holdings Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/31/28	3,530,000		3,522,749	(e)(k)(l)

Total Beverages					5,048,449

Food & Staples Retailing - 0.2%
Froneri International PLC, Term Loan Facility B1 (the greater of 6 mo. EURIBOR or 0.000% + 2.625%)	2.625%	1/29/27	470,000	EUR	560,113	(e)(k)(l)
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.363%	1/29/27	1,220,775		1,204,753	(e)(k)(l)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	2.113%	9/13/26	1,130,833		1,111,396	(e)(k)(l)

Total Food & Staples Retailing					2,876,262

See Notes to Schedule of Investments.

26	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Food Products - 0.0%††
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. USD LIBOR + 7.750%)	7.858%	10/1/26	260,000	$259,350	(e)(k)(l)

TOTAL CONSUMER STAPLES				8,184,061

FINANCIALS - 2.4%
Capital Markets - 0.5%
Cardinal Parent Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/30/27	994,500	1,000,094	(e)(k)(l)
Edelman Financial Center LLC, 2021 Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	4/7/28	1,860,000	1,854,420	(e)(k)(l)
Focus Financial Partners LLC, Term Loan B3 (3 mo. USD LIBOR + 2.000%)	2.109%	7/3/24	2,991,901	2,960,297	(e)(k)(l)

Total Capital Markets				5,814,811

Diversified Financial Services - 1.0%
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.613%	2/2/28	1,566,046	1,555,891	(e)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	377,150	378,486	(e)(k)(l)
Deerfield Dakota Holding LLC, Second Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 8.000%)	9.000%	4/10/28	1,233,800	1,255,391	(e)(h)(k)(l)
Hudson River Trading LLC, Term Loan (1 mo. USD LIBOR + 3.000%)	3.113%	3/17/28	4,160,000	4,127,935	(e)(k)(l)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 2.750%)	2.863%	1/26/28	3,302,230	3,284,481	(e)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	27

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
TKC Holdings Inc., First Lien Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	2/1/23	944,924	$930,750	(e)(k)(l)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	3,749	3,742	(e)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.115%	3/1/26	1,328,296	1,327,134	(e)(k)(l)

Total Diversified Financial Services				12,863,810

Insurance - 0.6%
Acrisure LLC, 2020 Term Loan B (3 mo. USD LIBOR + 3.500%)	3.703%	2/15/27	524,700	517,649	(e)(k)(l)
AmeriLife Holdings LLC, First Lien Term Loan (3 mo. USD LIBOR + 4.000%)	4.109%	3/18/27	238,234	238,830	(e)(h)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.113%	11/3/24	1,614,989	1,607,797	(e)(k)(l)
Asurion LLC, New Term Loan B8 (1 mo. USD LIBOR + 3.250%)	3.363%	12/23/26	2,225,811	2,213,291	(e)(k)(l)
Asurion LLC, New Term Loan B9 (1 mo. USD LIBOR + 3.250%)	3.363%	7/31/27	1,600,000	1,590,166	(e)(k)(l)
Ryan Specialty Group, LLC, Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	9/1/27	430,000	430,269	(e)(k)(l)
Sedgwick Claims Management Services Inc., 2020 Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.250%)	5.250%	9/3/26	535,950	537,793	(e)(k)(l)
Sedgwick Claims Management Services Inc., Term Loan (1 mo. USD LIBOR + 3.250%)	3.363%	12/31/25	1,172,015	1,157,243	(e)(k)(l)

Total Insurance				8,293,038

See Notes to Schedule of Investments.

28	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.858%	5/15/26	3,411,320	$3,364,414	(e)(h)(k)(l)
Apollo Commercial Real Estate Finance Inc., Term Loan B1 (the greater of 1 mo. USD LIBOR or 0.500% + 3.500%)	4.000%	3/11/28	1,120,000	1,115,800	(e)(h)(k)(l)

Total Mortgage Real Estate Investment Trusts (REITs)				4,480,214

TOTAL FINANCIALS				31,451,873

HEALTH CARE - 4.9%
Health Care Equipment & Supplies - 0.4%
Radiology Partners Inc., Replacement Term Loan B	4.361-4.535%	7/9/25	5,000,000	4,988,670	(e)(k)(l)

Health Care Providers & Services - 2.8%
Bioscrip Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.863%	8/6/26	4,535,518	4,538,919	(e)(k)(l)
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.863%	2/18/27	1,110,406	1,098,223	(e)(k)(l)
EyeCare Partners LLC, Second Lien Initial Term Loan (1 mo. USD LIBOR + 8.250%)	8.363%	2/4/28	810,000	801,113	(e)(k)(l)
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	1,519,149	1,523,580	(e)(k)(l)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 week USD LIBOR + 2.000%)	2.087%	11/15/27	632,000	625,464	(e)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.863%	11/17/25	1,421,417	1,418,485	(e)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	29

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Maravai Intermediate Holdings LLC, Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.000%)	5.000%	10/19/27	219,400	$220,429	(e)(k)(l)
MPH Acquisition Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 2.750%)	3.750%	6/7/23	4,689,468	4,671,085	(e)(k)(l)(m)
One Call Corp., First Lien Term Loan B, First Lien (the greater of 3 mo. USD LIBOR or 0.750% + 5.500%)	6.250%	4/22/27	3,850,000	3,883,688	(e)(h)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.358%	3/5/26	4,991,365	4,953,930	(e)(k)(l)(m)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	5,000,000	4,975,000	(e)(k)(l)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	5.125%	6/26/26	3,667,081	3,601,187	(e)(k)(l)(m)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	4,677,078	4,687,934	(e)(k)(l)

Total Health Care Providers & Services				36,999,037

Health Care Technology - 0.4%
Athenahealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.453%	2/11/26	1,574,050	1,582,577	(e)(k)(l)
Virgin Pulse Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	4/6/28	3,810,000	3,786,187	(e)(k)(l)

Total Health Care Technology				5,368,764

See Notes to Schedule of Investments.

30	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Life Sciences Tools & Services - 0.5%
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.863%	9/27/24	4,996,803	$4,958,632	(e)(k)(l)(m)
Precision Medicine Group LLC, Initial Delayed Draw Term Loan	—	11/18/27	138,461	138,144	(m)
Precision Medicine Group LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	11/18/27	1,058,885	1,056,458	(e)(k)(l)

Total Life Sciences Tools & Services				6,153,234

Pharmaceuticals - 0.8%
Endo Luxembourg Finance Co. I Sarl, 2021 Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 5.000%)	5.750%	3/27/28	1,398,287	1,365,078	(e)(k)(l)
Gainwell Acquisition Corp., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	10/1/27	5,216,950	5,225,918	(e)(k)(l)
Jazz Financing Lux Sarl, Initial Dollar Term Loan	—	5/5/28	3,980,000	3,993,930	(m)

Total Pharmaceuticals				10,584,926

TOTAL HEALTH CARE				64,094,631

INDUSTRIALS - 4.1%
Aerospace & Defense - 0.6%
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.363%	12/9/25	4,987,374	4,931,834	(e)(k)(l)(m)
WP CPP Holdings LLC, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/30/25	2,896,043	2,817,911	(e)(k)(l)(m)

Total Aerospace & Defense				7,749,745

Airlines - 0.6%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	1,210,000	1,273,777	(e)(k)(l)
JetBlue Airways Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/17/24	1,424,500	1,463,340	(e)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	31

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,210,000	$1,292,810	(e)(k)(l)
United Airlines Inc., Term Loan B	—	4/21/28	3,105,000	3,146,309	(m)

Total Airlines				7,176,236

Building Products - 0.1%
ACProducts Inc., First Lien Initial Term Loan (the greater of 6 mo. USD LIBOR or 1.000% + 6.500%)	7.500%	8/18/25	741,000	759,448	(e)(k)(l)
CP Atlas Buyer Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 3.750%)	4.250%	11/23/27	660,000	658,969	(e)(k)(l)

Total Building Products				1,418,417

Commercial Services & Supplies - 1.8%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.363%	7/10/26	4,987,815	4,985,635	(e)(k)(l)
Amentum Government Services Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.500%)	3.613%	1/31/27	784,075	779,665	(e)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 0.000%)	0.113%	10/1/26	1,145,500	1,141,562	(e)(k)(l)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.360%	10/30/26	647,086	648,839	(e)(k)(l)
LTR Intermediate Holdings Inc., Term Loan	—	4/23/28	3,110,000	3,098,337	(h)(m)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.360%	5/14/26	4,989,972	4,933,835	(e)(k)(l)(m)
Monitronics International Inc., Term Loan	—	3/29/24	2,156,861	2,119,116	(m)

See Notes to Schedule of Investments.

32	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
PAE Inc., First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	10/19/27	658,350	$660,544	(e)(k)(l)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	4.113%	8/27/25	4,983,307	5,001,476	(e)(k)(l)(m)

Total Commercial Services & Supplies				23,369,009

Construction & Engineering - 0.4%
Brown Group Holding LLC, Term Loan B	—	4/21/28	4,500,000	4,483,687	(m)
Tutor Perini Corp., Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	8/18/27	656,700	662,651	(e)(k)(l)

Total Construction & Engineering				5,146,338

Machinery - 0.0%††
Douglas Dynamics LLC, 2020 Additional Term Loan B (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	6/8/26	154,504	154,698	(e)(h)(k)(l)

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc., Term Loan B	—	4/23/28	3,010,000	3,003,730	(m)
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.625%	8/15/25	3,989,744	3,984,757	(e)(k)(l)

Total Trading Companies & Distributors				6,988,487

Transportation Infrastructure - 0.1%
GlobalTranz Enterprises LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 5.000%)	5.113%	5/15/26	609,150	587,322	(e)(k)(l)

TOTAL INDUSTRIALS				52,590,252

INFORMATION TECHNOLOGY - 2.1%
Communications Equipment - 0.4%
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.363%	4/6/26	4,990,708	4,965,365	(e)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	33

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Communications Equipment - (continued)
Global Tel Link Corp., First Lien Term Loan (1 mo. USD LIBOR + 4.250%)	4.363%	11/29/25	755,547	$703,603	(e)(k)(l)
Global Tel Link Corp., Second Lien Term Loan (1 mo. USD LIBOR + 8.250%)	8.363%	11/29/26	280,000	222,600	(e)(k)(l)

Total Communications Equipment				5,891,568

IT Services - 0.6%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.860%	9/30/24	362,107	362,418	(e)(k)(l)
RSA Security Inc., Delayed Draw Term Loan	—	4/14/28	939,510	932,072	(m)
RSA Security Inc., First Lien Term Loan	—	4/14/28	2,400,490	2,386,236	(m)
RSA Security Inc., Initial Term Loan	—	4/16/29	2,338,844	2,305,224	(m)
RSA Security Inc., Second Lien Delayed Draw Term Loan	—	4/16/29	1,341,155	1,321,876	(m)
Science Applications International Corp., Term Loan B2 (1 mo. USD LIBOR + 1.875%)	1.988%	3/13/27	40,267	40,132	(e)(k)(l)

Total IT Services				7,347,958

Software - 1.1%
Castle US Holding Corp., Initial Dollar Term Loan (3 mo. USD LIBOR + 3.750%)	3.953%	1/29/27	525,584	514,743	(e)(k)(l)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 7.000%)	7.113%	10/16/26	4,985,336	4,988,895	(e)(k)(l)
DCert Buyer Inc., Second Lien Initial Loan (1 mo. USD LIBOR + 7.000%)	7.113%	2/16/29	1,580,000	1,598,434	(e)(k)(l)
Liftoff Mobile Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.500%)	4.250%	2/17/28	997,500	993,136	(e)(k)(l)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.750%)	2.863%	6/21/24	46,965	46,525	(e)(k)(l)

See Notes to Schedule of Investments.

34	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - (continued)
Particle Investments Sarl, First Lien Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 5.250%)	5.750%	2/18/27	593,535	$596,503	(e)(h)(k)(l)
Peraton Corp., First Lien Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/1/28	655,819	656,297	(e)(k)(l)
Peraton Corp., Second Lien Term Loan B1	—	2/26/29	1,110,000	1,132,200	(h)(m)
Peraton Corp., Term Loan	—	2/1/28	1,154,181	1,155,022	(m)
Planview Parent Inc., First Lien Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.000%)	4.750%	12/17/27	518,700	520,483	(e)(k)(l)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.863%	6/21/24	317,167	314,194	(e)(k)(l)
Surf Holdings Sarl, Senior Secured First Lien Dollar Term Loan (3 mo. USD LIBOR + 3.500%)	3.676%	3/5/27	645,126	639,804	(e)(k)(l)
Symplr Software Inc., First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 4.500%)	5.250%	12/22/27	770,000	772,695	(e)(k)(l)

Total Software				13,928,931

TOTAL INFORMATION TECHNOLOGY				27,168,457

MATERIALS - 0.2%
Chemicals - 0.0%††
INEOS US Petrochem LLC, 2026 Dollar Term Loan B (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	1/29/26	600,000	598,500	(e)(k)(l)

Containers & Packaging - 0.1%
Graham Packaging Co. Inc., New Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	8/4/27	950,271	949,192	(e)(k)(l)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	35

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - 0.1%
Arctic Canadian Diamond Company Ltd., Second Lien Term Loan (the greater of 3 mo. USD LIBOR or 12.500% + 5.000%)	17.500%	12/31/27	1,202,945	$1,191,035	(e)(g)(h)(k)(l)

TOTAL MATERIALS				2,738,727

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Claros Mortgage Trust Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 5.000%)	6.000%	8/9/26	4,985,780	4,992,012	(e)(h)(k)(l)
CoreCivic Inc., Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 4.500%)	5.500%	12/18/24	484,250	477,592	(e)(k)(l)

Total Equity Real Estate Investment Trusts (REITs)				5,469,604

Real Estate Management & Development - 0.0%††
Realogy Group LLC, Extended 2025 Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	2/7/25	77,622	77,178	(e)(k)(l)

TOTAL REAL ESTATE				5,546,782

TOTAL SENIOR LOANS (Cost - $309,945,065)				310,978,525

COLLATERALIZED MORTGAGE OBLIGATIONS(n) - 11.6%
Alternative Loan Trust, 2005- IM1 A1 (1 mo. USD LIBOR + 0.600%)	0.706%	1/25/36	130,898	126,248	(e)
Alternative Loan Trust, 2006- 18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	28.175%	7/25/36	290,036	427,904	(e)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	6.024%	8/10/45	1,042,701	468,115	(a)(e)
Banc of America Funding Corp., 2015-R3 1A2	0.534%	3/27/36	3,207,233	2,765,513	(a)(e)
Banc of America Mortgage Trust, 2005-C 2A1	2.791%	4/25/35	23,385	24,131	(e)
BCAP LLC Trust, 2011-RR2 1A4	3.045%	7/26/36	2,830,932	1,727,253	(a)(e)
Benchmark Mortgage Trust, 2019-B11 XA, IO	1.197%	5/15/52	18,972,204	1,247,606	(e)

See Notes to Schedule of Investments.

36	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
BX Commercial Mortgage Trust, 2018-BIOA D (1 mo. USD LIBOR + 1.321%)	1.436%	3/15/37	2,590,000	$2,597,674	(a)(e)
BX Commercial Mortgage Trust, 2018-BIOA E (1 mo. USD LIBOR + 1.951%)	2.066%	3/15/37	2,592,000	2,601,841	(a)(e)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.015%	4/15/34	1,950,000	1,909,831	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA D	3.667%	3/11/44	1,280,000	1,293,398	(a)(e)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	3,335,000	3,240,548	(a)(e)
BX Trust, 2018-GWMZ MC (1 mo. USD LIBOR + 5.488%)	5.603%	5/15/37	1,700,000	1,580,290	(a)(e)
BX Trust, 2019-MMP A (1 mo. USD LIBOR + 1.000%)	1.115%	8/15/36	3,552,224	3,556,260	(a)(e)
BXMT Ltd., 2020-FL2 A (1 mo. USD LIBOR + 0.900%)	1.016%	2/16/37	600,000	600,149	(a)(e)
CGDB Commercial Mortgage Trust, 2019-MOB A (1 mo. USD LIBOR + 0.950%)	1.065%	11/15/36	1,200,000	1,201,466	(a)(e)
CHT Mortgage Trust, 2017- CSMO C (1 mo. USD LIBOR + 1.500%)	1.615%	11/15/36	2,500,000	2,505,290	(a)(e)
CHT Mortgage Trust, 2017- CSMO E (1 mo. USD LIBOR + 3.000%)	3.115%	11/15/36	3,340,000	3,352,653	(a)(e)
Citigroup Commercial Mortgage Trust, 2017-P8 XA, IO	1.043%	9/15/50	21,846,913	1,031,714	(e)
Credit Suisse Commercial Mortgage Securities Corp., 2018-TOP D (1 mo. USD LIBOR + 1.800%)	1.915%	8/15/35	1,816,000	1,820,358	(a)(e)
Credit Suisse Commercial Mortgage Securities Corp., 2019-SKLZ D (1 mo. USD LIBOR + 3.600%)	3.715%	1/15/34	650,000	643,800	(a)(e)
CSMC Trust, 2006-1 1A2 (-5.500 x 1 mo. USD LIBOR + 30.525%)	29.941%	2/25/36	299,077	436,984	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	37

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
CSMC Trust, 2014-USA E	4.373%	9/15/37	400,000	$347,763	(a)
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,840,000	1,409,838	(a)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	7.465%	7/15/32	2,900,000	1,813,381	(a)(e)
CSMC Trust, 2019-RIO B (1 mo. USD LIBOR + 7.000%, 8.000% floor)	8.000%	12/15/21	2,960,000	2,820,948	(a)(e)(h)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	1,190,000	1,235,205	(a)
DBUBS Mortgage Trust, 2011- LC3A G	3.750%	8/10/44	1,770,000	183,057	(a)(h)
Eagle RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.800%)	1.906%	1/25/30	1,310,000	1,279,246	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K720 X3, IO	1.377%	8/25/42	19,810,000	310,589	(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (1 mo. USD LIBOR + 2.300%)	2.406%	1/25/50	2,620,000	2,609,843	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	2,470,000	2,556,768	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-3 M	4.750%	10/25/58	1,560,000	1,646,816	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-4 M	4.500%	2/25/59	2,370,000	2,484,371	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	4,080,000	4,264,919	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	3,890,000	4,056,756	(a)(e)

See Notes to Schedule of Investments.

38	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-3 M	4.250%	5/25/60	690,000	$713,679	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 B (1 mo. USD LIBOR + 10.750%)	10.856%	3/25/25	945,981	952,671	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	3.356%	7/25/29	900,940	936,302	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.706%	12/25/42	630,000	646,089	(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.028%	9/25/47	688,386	648,918	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (1 mo. USD LIBOR + 5.100%)	5.206%	6/25/50	1,320,000	1,382,056	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	3.010%	12/25/50	3,000,000	2,984,430	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	3.410%	8/25/33	650,000	656,005	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	39

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	2.310%	8/25/33	2,520,000	$2,582,799	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.356%	1/25/29	1,793,654	1,882,079	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C03 1B1 (1 mo. USD LIBOR + 4.850%)	4.956%	10/25/29	610,000	655,865	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.306%	1/25/30	2,159,139	2,189,303	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C06 1B1 (1 mo. USD LIBOR + 4.150%)	4.256%	2/25/30	2,050,000	2,119,889	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2017-C07 1B1 (1 mo. USD LIBOR + 4.000%)	4.106%	5/25/30	2,440,000	2,519,846	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.656%	7/25/30	1,370,000	1,400,881	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.356%	7/25/30	2,212,139	2,236,663	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.856%	10/25/30	1,660,000	1,708,043	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-C06 1M2 (1 mo. USD LIBOR + 2.000%)	2.106%	3/25/31	931,464	938,830	(a)(e)

See Notes to Schedule of Investments.

40	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	4.456%	4/25/31	1,060,000	$1,103,437	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2018-R07 1M2 (1 mo. USD LIBOR + 2.400%)	2.506%	4/25/31	2,205,571	2,221,094	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R07 1B1 (1 mo. USD LIBOR + 3.400%)	3.506%	10/25/39	2,130,000	2,143,492	(a)(e)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	7,369	7,172	(e)
Government National Mortgage Association (GNMA), 2011-127 IO, IO	0.129%	3/16/47	1,607,084	6,915	(e)
Government National Mortgage Association (GNMA), 2012-55 IO, IO	0.115%	4/16/52	2,033,739	3,632	(e)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	3.865%	9/15/31	1,240,000	369,459	(a)(e)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	127,913	44,769
GS Mortgage-Backed Securities Corp. Trust, 2021- RPL1 A2	2.000%	12/25/60	2,520,000	2,478,553	(a)(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	742,528	774,882	(a)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	0.506%	4/25/36	1,940,544	1,669,044	(a)(e)
HarborView Mortgage Loan Trust, 2005-9 2A1C (1 mo. USD LIBOR + 0.900%)	1.016%	6/20/35	2,470,930	2,448,888	(e)
IMPAC CMB Trust, 2005-5 A1 (1 mo. USD LIBOR + 0.320%)	0.746%	8/25/35	91,701	93,724	(e)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.270%)	0.376%	11/25/36	1,219,549	1,010,174	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	41

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.323%	6/15/35	2,750,000	$1,756,692	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-WPT FFL (1 mo. USD LIBOR + 2.900%)	3.011%	7/5/33	2,640,000	2,555,862	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD E (1 mo. USD LIBOR + 2.600%)	2.715%	9/15/29	2,340,000	2,319,521	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	3.915%	7/15/34	2,150,670	2,021,128	(a)(e)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	3,000,957	12,908	(a)(e)
KKR Industrial Portfolio Trust, 2020-AIP E (1 mo. USD LIBOR + 2.626%)	2.741%	3/15/37	2,506,935	2,524,242	(a)(e)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond	3.500%	4/25/61	2,580,000	2,581,159	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	22,145	19,001	(a)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	55,759	27,918	(e)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	10,955	5,485	(a)(e)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	32,487	32,014	(e)
Morgan Stanley Capital I Trust, 2006-IQ12 AJ	5.399%	12/15/43	90,043	61,134
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,724	1,724
Morgan Stanley Mortgage Loan Trust, 2005-2AR B1 (1 mo. USD LIBOR + 0.500%)	0.606%	4/25/35	1,118,135	998,046	(e)
Multifamily CAS Trust, 2020-1 M10 (1 mo. USD LIBOR + 3.750%)	3.856%	3/25/50	1,790,000	1,869,792	(a)(e)

See Notes to Schedule of Investments.

42	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Multifamily Connecticut Avenue Securities Trust, 2019-01 M10 (1 mo. USD LIBOR + 3.250%)	3.356%	10/15/49	2,130,000	$2,144,926	(a)(e)
Multifamily Trust, 2016-1 B	12.248%	4/25/46	674,345	758,326	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,750,000	1,591,898	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	660,000	565,070	(a)(e)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%, 3.511% floor)	3.511%	4/18/24	1,260,000	1,246,406	(a)(e)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. USD LIBOR + 5.250%)	5.360%	5/25/55	1,300,000	1,300,000	(a)(b)(e)(g)
Nomura Resecuritization Trust, 2015-4R 2A2 (1 mo. USD LIBOR + 0.306%)	0.249%	10/26/36	2,392,669	2,162,012	(a)(e)
Nomura Resecuritization Trust, 2015-8R 4A4	1.574%	11/25/47	1,951,144	1,716,993	(a)(e)
Radnor RE Ltd., 2020-1 M1C (1 mo. USD LIBOR + 1.750%)	1.856%	2/25/30	2,580,000	2,523,319	(a)(e)
Seasoned Credit Risk Transfer Trust Series, 2016-1 M2	3.750%	9/25/55	2,540,000	2,618,357	(a)(e)
Seasoned Credit Risk Transfer Trust Series, 2021-1 M	4.250%	9/25/60	2,560,000	2,624,231	(a)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. USD LIBOR + 2.400%)	2.510%	5/15/38	1,570,000	1,570,000	(a)(b)(e)
SFO Commercial Mortgage Trust, 2021-555 E (1 mo. USD LIBOR + 2.900%)	3.010%	5/15/38	1,620,000	1,620,000	(a)(b)(e)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	4.515%	11/15/27	1,450,000	72,681	(a)(e)
Structured Asset Mortgage Investments II Trust, 2006-AR5 2A1 (1 mo. USD LIBOR + 0.420%)	0.526%	5/25/46	180,003	161,438	(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	43

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(n) - (continued)
Structured Asset Securities Corp., 2005-RF2 A (1 mo. USD LIBOR + 0.350%)	0.456%	4/25/35	1,839,258	$1,706,419	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.330%)	3.440%	11/11/34	2,276,326	2,213,962	(a)(e)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. USD LIBOR + 4.102%)	4.212%	11/11/34	1,126,012	1,027,896	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	5.000%	5/10/63	470,000	23,220	(a)(e)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	5.000%	5/10/63	479,997	14,907	(a)(e)
WAIKIKI BEACH HOTEL TRUST, 2019-WBM D (1 mo. USD LIBOR + 2.030%)	2.145%	12/15/33	1,310,000	1,295,339	(a)(e)
WaMu Mortgage Pass-Through Certificates Series Trust, 2005-AR1 A1B (1 mo. USD LIBOR + 0.390%)	0.886%	1/25/45	1,296,638	1,274,198	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1A1 (1 mo. USD LIBOR + 0.540%)	0.646%	12/25/45	47,416	48,234	(e)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	1.142%	2/25/46	545,404	521,529	(e)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	86,176	87,982	(a)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $154,939,068)				151,384,078

FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 9.6%
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR (3 mo. USD LIBOR + 3.600%)	3.788%	1/20/32	390,000	390,445	(a)(e)(o)

See Notes to Schedule of Investments.

44	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
ACIS CLO Ltd., 2015-6A D (3 mo. USD LIBOR + 3.770%)	3.975%	5/1/27	750,000	$753,946	(a)(e)
Aegis Asset Backed Securities Trust, 2005-2 M3 (1 mo. USD LIBOR + 0.720%)	0.826%	6/25/35	1,260,000	1,219,289	(e)
Allegro CLO XI Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	1.580%	1/19/33	500,000	501,668	(a)(e)
American Money Management Corp. CLO 20 Ltd., 2017-20A E (3 mo. USD LIBOR + 5.810%)	6.000%	4/17/29	800,000	794,849	(a)(e)
Apidos CLO XII, 2013-12A AR (3 mo. USD LIBOR + 1.080%)	1.264%	4/15/31	250,000	249,916	(a)(e)
Apidos CLO XII, 2013-12A ER (3 mo. USD LIBOR + 5.400%)	5.584%	4/15/31	750,000	695,470	(a)(e)
Apidos CLO XXII, 2015-22A DR (3 mo. USD LIBOR + 6.750%)	6.938%	4/20/31	1,000,000	985,950	(a)(e)
Ares XLIV CLO Ltd., 2017-44A CR (3 mo. USD LIBOR + 3.400%)	3.576%	4/15/34	2,750,000	2,750,000	(a)(e)
Ares XXXIIR CLO Ltd., 2014-32RA C (3 mo. USD LIBOR + 2.900%)	3.094%	5/15/30	1,000,000	997,620	(a)(e)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.524%	1/15/33	250,000	249,985	(a)(e)
Avery Point VI CLO Ltd., 2015-6A DR (3 mo. USD LIBOR + 2.950%)	3.145%	8/5/27	300,000	300,000	(a)(e)
Barings CLO Ltd., 2020-4A E (3 mo. USD LIBOR + 5.680%)	5.904%	1/20/32	1,500,000	1,470,276	(a)(e)
Battalion CLO XI Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	3.826%	4/24/34	2,150,000	2,149,985	(a)(e)
BCC Funding Corp. XVI LLC, 2019-1A D	3.940%	7/20/27	1,000,000	1,012,309	(a)
BlueMountain CLO Ltd., 2012-2A AR2 (3 mo. USD LIBOR + 1.050%)	1.232%	11/20/28	387,697	388,170	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	45

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
BlueMountain CLO Ltd., 2012-2A ER2 (3 mo. USD LIBOR + 5.750%)	5.932%	11/20/28	550,000	$545,703	(a)(e)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	7.972%	8/20/32	400,000	399,978	(a)(e)
BlueMountain CLO XXXI Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	6.706%	4/19/34	1,380,000	1,380,000	(a)(b)(e)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.400%)	0.506%	7/25/36	2,640,000	2,464,673	(a)(e)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	7.184%	4/15/29	500,000	498,085	(a)(e)
Canyon Capital CLO Ltd., 2021-1A E (3 mo. USD LIBOR + 6.410%)	6.596%	4/15/34	2,370,000	2,369,886	(a)(e)
Carlyle Global Market Strategies CLO Ltd., 2014-2RA A1 (3 mo. USD LIBOR + 1.050%)	1.244%	5/15/31	1,182,763	1,183,988	(a)(e)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	3.888%	7/20/31	660,000	651,514	(a)(e)
Catskill Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 6.000%)	6.188%	4/20/29	1,300,000	1,300,000	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	5.590%	4/17/30	1,500,000	1,473,303	(a)(e)
Countrywide Asset-Backed Certificates Inc. Asset-Backed Certificates Trust, 2004-5 M4 (1 mo. USD LIBOR + 1.875%)	1.981%	6/25/34	62,789	62,630	(e)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.105%	8/9/24	975,000	939,025	(a)(e)

See Notes to Schedule of Investments.

46	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	3.114%	8/9/24	979,899	$960,302	(a)(g)(h)
Cumberland Park CLO Ltd., 2015-2A DR (3 mo. USD LIBOR + 2.700%)	2.888%	7/20/28	500,000	500,379	(a)(e)
Cumberland Park CLO Ltd., 2015-2A ER (3 mo. USD LIBOR + 5.650%)	5.838%	7/20/28	700,000	700,251	(a)(e)
CWABS Revolving Home Equity Loan Trust, 2004-B 1A (1 mo. USD LIBOR + 0.220%)	0.335%	2/15/29	610,508	604,692	(e)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	612,140	652,078	(a)
Dryden 43 Senior Loan Fund, 2016-43A ER3 (3 mo. USD LIBOR + 6.400%)	6.588%	4/20/34	2,610,000	2,556,323	(a)(e)
Dryden 49 Senior Loan Fund, 2017-49A DR (3 mo. USD LIBOR + 3.400%)	3.576%	7/18/30	750,000	749,992	(a)(e)
Dryden 75 CLO Ltd., 2019-75A ER2 (3 mo. USD LIBOR + 6.600%)	6.802%	4/15/34	1,450,000	1,442,914	(a)(e)
Educational Funding Co. LLC, 2006-1A A3 (3 mo. USD LIBOR + 0.350%)	0.526%	4/25/33	3,060,311	2,535,570	(a)(e)
First Franklin Mortgage Loan Trust, 2003-FF4 M1 (1 mo. USD LIBOR + 1.800%)	1.915%	10/25/33	674,122	685,723	(e)
Goldentree Loan Management US CLO 6 Ltd., 2019-6A E (3 mo. USD LIBOR + 5.220%)	5.408%	1/20/33	1,500,000	1,479,384	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	5.134%	4/15/31	1,070,000	1,041,350	(a)(e)
Greywolf CLO IV Ltd., 2019-1A CR (3 mo. USD LIBOR + 3.650%)	3.840%	4/17/34	1,520,000	1,519,980	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	47

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Greywolf CLO V Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	1.336%	1/27/31	1,450,000	$1,451,823	(a)(e)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.888%	1/20/33	350,000	349,591	(a)(e)
Halsey Point CLO I Ltd., 2019-1A F (3 mo. USD LIBOR + 8.200%)	8.388%	1/20/33	290,000	270,145	(a)(e)
HERO Funding Trust, 2016-1A R	0.000%	9/20/41	4,271,496	684,644	(a)
Hertz Vehicle Financing II LP, 2015-3A C	4.440%	9/25/21	550,000	552,221	(a)
Hertz Vehicle Financing II LP, 2016-2A C	4.990%	3/25/22	430,000	432,646	(a)
Hertz Vehicle Financing II LP, 2018-1A D	5.860%	2/25/24	840,000	845,633	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	1,030,000	1,030,000	(a)
KKR CLO 17 Ltd., 17 ER (3 mo. USD LIBOR + 7.390%)	7.574%	4/15/34	2,270,000	2,229,785	(a)(e)
LCM XXII Ltd., 22A DR (3 mo. USD LIBOR + 5.500%)	5.688%	10/20/28	600,000	592,637	(a)(e)
Legacy Mortgage Asset Trust, 2019-GS2 A1, Step bond	3.750%	1/25/59	2,344,888	2,349,040	(a)
Long Beach Mortgage Loan Trust, 2005-1 M4 (1 mo. USD LIBOR + 1.275%)	1.381%	2/25/35	2,590,000	2,599,027	(e)
Madison Park Funding XXXV Ltd., 2019-35A ER (3 mo. USD LIBOR + 6.100%)	6.288%	4/20/32	1,600,000	1,599,949	(a)(e)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.488%	1/20/33	460,000	460,981	(a)(e)
Marble Point CLO XIV Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	3.718%	1/20/32	1,400,000	1,361,954	(a)(e)
Marble Point CLO XVI Ltd., 2019-2A E2B (3 mo. USD LIBOR + 7.300%)	7.523%	10/19/32	2,000,000	1,986,970	(a)(e)

See Notes to Schedule of Investments.

48	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Mastr Asset Backed Securities Trust, 2007-HE2 A1 (1 mo. USD LIBOR + 1.150%)	1.256%	8/25/37	2,260,746	$2,174,905	(e)
Mercury Financial Credit Card Master Trust, 2021-1A B	2.330%	3/20/26	2,500,000	2,506,717	(a)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	2.838%	1/20/31	700,000	682,727	(a)(e)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC2 M1 (1 mo. USD LIBOR + 0.825%)	0.931%	12/25/33	2,485,882	2,468,724	(e)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC4 M1 (1 mo. USD LIBOR + 0.810%)	0.916%	4/25/34	2,472,574	2,448,026	(e)
Mountain View CLO IX Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	3.304%	7/15/31	1,000,000	954,947	(a)(e)
Nassau Ltd., 2020-1A D (3 mo. USD LIBOR + 4.770%)	4.958%	7/20/29	370,000	369,653	(a)(e)
National Collegiate Student Loan Trust, 2005-1 B (1 mo. USD LIBOR + 0.380%)	0.486%	3/26/35	1,400,000	1,254,146	(e)
National Collegiate Student Loan Trust, 2005-3 B (1 mo. USD LIBOR + 0.500%)	0.609%	7/27/37	3,000,000	2,367,003	(e)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. USD LIBOR + 0.290%)	0.399%	1/25/33	976,643	936,652	(e)
Navient Private Education Refi Loan Trust, 2020-GA B	2.500%	9/16/69	960,000	964,794	(a)
Neuberger Berman CLO XVIII Ltd., 2014-18A DR2 (3 mo. USD LIBOR + 5.920%)	6.106%	10/21/30	1,000,000	985,299	(a)(e)
Oaktree CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 5.200%)	5.388%	10/20/27	750,000	725,765	(a)(e)
Oaktree CLO Ltd., 2019-1A D (3 mo. USD LIBOR + 3.800%)	3.984%	4/22/30	500,000	491,957	(a)(e)
Ocean Trails CLO, 2020-9A A2 (3 mo. USD LIBOR + 2.270%)	2.454%	10/15/29	500,000	502,082	(a)(e)
Ocean Trails CLO V, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	3.638%	10/13/31	1,770,000	1,682,966	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	49

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Ocean Trails CLO VI, 2016-6A DRR (3 mo. USD LIBOR + 3.600%)	3.784%	7/15/28	2,430,000	$2,429,964	(a)(e)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.054%	10/15/29	445,000	446,894	(a)(e)
Octagon Investment Partners 33 Ltd., 2017-1A C (3 mo. USD LIBOR + 2.750%)	2.938%	1/20/31	500,000	499,425	(a)(e)
OHA Credit Funding 3 Ltd., 2019-3A E2 (3 mo. USD LIBOR + 5.500%)	5.688%	7/20/32	1,250,000	1,249,185	(a)(e)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	1.036%	8/25/35	1,050,000	975,938	(e)
Origen Manufactured Housing Contract Trust, 2006-A A2	1.899%	10/15/37	462,312	451,260	(e)
Parallel Ltd., 2017-1A CR (3 mo. USD LIBOR + 2.000%)	2.188%	7/20/29	1,000,000	986,788	(a)(e)
Popular ABS Mortgage Pass-Through Trust, 2005-2 M2, Step bond	6.217%	4/25/35	1,235,340	995,252
Pulsar Funding I LLC, 2019-1A C (3 mo. USD LIBOR + 4.800%)	4.988%	1/20/33	2,500,000	2,486,965	(a)(e)
Saranac CLO III Ltd., 2014-3A DR (3 mo. USD LIBOR + 3.250%)	3.437%	6/22/30	605,000	582,686	(a)(e)
Sculptor CLO XXVI Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	7.426%	7/20/34	1,820,000	1,820,000	(a)(b)(e)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	477,939	(a)
SMB Private Education Loan Trust, 2021-A D1	3.860%	1/15/53	1,150,000	1,140,147	(a)
SOUND POINT CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.088%	1/20/32	500,000	504,187	(a)(e)
Sound Point CLO XXIII, 2019-2A A1 (3 mo. USD LIBOR + 1.400%)	1.584%	4/15/32	830,000	830,672	(a)(e)

See Notes to Schedule of Investments.

50	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Stewart Park CLO Ltd., 2015-1A DR (3 mo. USD LIBOR + 2.600%)	2.784%	1/15/30	500,000	$503,426	(a)(e)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.326%	2/25/36	3,146,506	118,783	(a)(e)
SUNNOVA HELIOS II ISSUER LLC, 2019-AA C	5.320%	6/20/46	2,353,959	2,486,790	(a)
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	1.144%	4/16/31	1,000,000	998,678	(a)(e)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.384%	4/16/31	250,000	243,792	(a)(e)
Symphony CLO XX Ltd., 2018-20A E (3 mo. USD LIBOR + 6.290%)	6.474%	1/16/32	2,250,000	2,230,974	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	1.838%	10/13/29	1,000,000	1,003,190	(a)(e)
TCI-Symphony CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 3.000%)	3.188%	10/13/29	430,000	434,239	(a)(e)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	7.226%	4/15/35	1,190,000	1,166,200	(a)(e)
Towd Point Mortgage Trust, 2015-1 B1	3.340%	10/25/53	1,230,000	1,311,371	(a)(e)
Towd Point Mortgage Trust, 2015-2 1B3	3.501%	11/25/60	2,540,000	2,582,266	(a)(e)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/1/59	2,570,000	2,584,072	(a)(e)
Treman Park CLO Ltd., 2015-1A DRR (3 mo. USD LIBOR + 2.650%)	2.838%	10/20/28	250,000	251,334	(a)(e)
Venture 31 CLO Ltd., 2018-31A A1 (3 mo. USD LIBOR + 1.030%)	1.218%	4/20/31	790,000	790,815	(a)(e)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	51

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Venture XVII CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	5.924%	4/15/27	900,000	$806,002	(a)(e)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	6.204%	6/7/30	300,000	295,316	(a)(e)
Voya CLO Ltd., 2017-3A DR (3 mo. USD LIBOR + 6.950%)	7.138%	4/20/34	2,750,000	2,750,000	(a)(e)
WaMu Asset-Backed Certificates Trust, 2007-HE4 1A (1 mo. USD LIBOR + 0.170%)	0.276%	7/25/47	5,299,240	4,478,725	(e)
Whitehorse XII Ltd., 2018-12A D (3 mo. USD LIBOR + 3.650%)	3.834%	10/15/31	790,000	776,064	(a)(e)
Zais CLO 16 Ltd., 2020-16A D1 (3 mo. USD LIBOR + 5.480%)	5.668%	10/20/31	260,000	261,852	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $128,977,105)				125,872,201

			FACE AMOUNT†
SOVEREIGN BONDS - 7.5%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	53,374	20,336
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	733,878	267,132
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 1.125%)	0.125%	7/9/35	420,422	133,278
Provincia de Buenos Aires, Senior Notes	10.875%	1/26/21	403,414	190,109	*(d)(p)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,290,000	596,625	*(d)(i)

See Notes to Schedule of Investments.

52	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Provincia de Buenos Aires, Senior Notes	9.950%	6/9/21	1,590,000		$735,375	*(a)(i)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	2,860,000		1,194,079	*(a)(i)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	650,000		281,131	*(a)(i)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	500,000		217,505	*(a)(i)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/10/21, 5.000% to 6/10/22 then 6.875%)	3.000%	12/10/25	710,000		492,243	(a)
Provincia de Cordoba, Senior Notes, Step bond (3.000% to 6/1/21, 5.000% to 6/1/22 then 6.990%)	3.000%	6/1/27	637,561		379,355	(a)

Total Argentina					4,507,168

Australia - 0.2%
Australia Government Bond	5.750%	7/15/22	2,500,000	AUD	2,057,019

Brazil - 0.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	2,560,000	BRL	496,718
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	8,670,000	BRL	1,701,147
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/29	7,000,000	BRL	1,366,045

Total Brazil					3,563,910

Egypt - 0.2%
Egypt Government International Bond, Senior Notes	7.600%	3/1/29	2,750,000		2,990,732	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	53

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Ghana - 0.2%
Ghana Government International Bond, Senior Notes	8.125%	1/18/26	1,020,000		$1,095,789	(d)
Ghana Government International Bond, Senior Notes	7.625%	5/16/29	690,000		703,648	(a)
Ghana Government International Bond, Senior Notes	8.125%	3/26/32	1,360,000		1,375,443	(a)

Total Ghana					3,174,880

Indonesia - 2.7%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,800,000		4,122,888
Indonesia Government International Bond, Senior Notes	5.250%	1/17/42	3,620,000		4,410,486	(d)
Indonesia Treasury Bond	7.000%	5/15/22	4,850,000,000	IDR	346,866
Indonesia Treasury Bond	8.375%	9/15/26	50,137,000,000	IDR	3,875,734
Indonesia Treasury Bond	7.000%	5/15/27	265,378,000,000	IDR	19,344,210
Indonesia Treasury Bond	8.375%	3/15/34	43,786,000,000	IDR	3,362,686

Total Indonesia					35,462,870

Israel - 0.2%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	1,340,000		1,413,719
State of Israel, Senior Notes	3.375%	1/15/50	910,000		937,922

Total Israel					2,351,641

Ivory Coast - 0.2%
Ivory Coast Government International Bond, Senior Notes	4.875%	1/30/32	170,000	EUR	205,647	(a)
Ivory Coast Government International Bond, Senior Notes	6.125%	6/15/33	940,000		999,046	(d)
Ivory Coast Government International Bond, Senior Notes, Step bond	5.750%	12/31/32	1,272,501		1,290,144	(d)

Total Ivory Coast					2,494,837

Kazakhstan - 0.3%
Kazakhstan Government International Bond, Senior Notes	5.125%	7/21/25	2,910,000		3,396,447	(d)

See Notes to Schedule of Investments.

54	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 0.4%
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	3,700,000		$4,077,215
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	1,440,000		1,539,353

Total Mexico					5,616,568

Panama - 0.2%
Panama Government International Bond, Senior Notes	4.500%	4/1/56	2,360,000		2,606,030

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	2,840,000		2,849,230

Qatar - 0.4%
Qatar Government International Bond, Senior Notes	5.103%	4/23/48	1,820,000		2,312,077	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	2,770,000		3,408,712	(a)

Total Qatar					5,720,789

Russia - 1.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	1,454,051,000	RUB	19,700,813

United Arab Emirates - 0.1%
Abu Dhabi Government International Bond, Senior Notes	4.125%	10/11/47	1,610,000		1,855,179	(a)

TOTAL SOVEREIGN BONDS (Cost - $104,049,281)					98,348,113

CONVERTIBLE BONDS & NOTES - 1.9%
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%††
Liberty Latin America Ltd., Senior Notes	2.000%	7/15/24	440,000		449,516

Interactive Media & Services - 0.0%††
Twitter Inc., Senior Notes	0.000%	3/15/26	400,000		365,716	(a)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	55

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 0.2%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,470,000	$1,550,850
Liberty Interactive LLC, Senior Notes	4.000%	11/15/29	670,000	512,550

Total Media				2,063,400

TOTAL COMMUNICATION SERVICES				2,878,632

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Ford Motor Co., Senior Notes	0.000%	3/15/26	510,000	506,175	(a)

Hotels, Restaurants & Leisure - 0.1%
DraftKings Inc., Senior Notes	0.000%	3/15/28	1,330,000	1,276,135	(a)

TOTAL CONSUMER DISCRETIONARY				1,782,310

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cheniere Energy Inc., Senior Notes	4.250%	3/15/45	7,765,000	6,468,676

FINANCIALS - 0.9%
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Apollo Commercial Real Estate Finance Inc., Senior Notes	4.750%	8/23/22	4,410,000	4,509,225
Apollo Commercial Real Estate Finance Inc., Senior Notes	5.375%	10/15/23	6,908,000	6,946,857
Blackstone Mortgage Trust Inc., Senior Notes	4.375%	5/5/22	550,000	565,455

TOTAL FINANCIALS				12,021,537

INDUSTRIALS - 0.1%
Airlines - 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,160,000	1,196,136

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $23,670,587)				24,347,291

			SHARES
CONVERTIBLE PREFERRED STOCKS - 1.0%
ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
MPLX LP	8.462%		217,750	7,294,625	(g)(h)
Targa Resources Corp.	9.500%		5,960	6,318,601

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $13,432,749)				13,613,226

See Notes to Schedule of Investments.

56	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY		RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Bonds		1.375%	8/15/50	150,000	$120,293
U.S. Treasury Bonds		1.875%	2/15/51	3,020,000	2,747,728
U.S. Treasury Notes		0.250%	10/31/25	280,000	274,045

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $3,396,509)					3,142,066

		EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
E-mini S&P 500 Index Futures, Put @ $3,500.00		5/21/21	79	16,515,622	9,283
E-mini S&P 500 Index Futures, Put @ $3,600.00		6/18/21	208	43,484,168	136,240
E-mini S&P 500 Index Futures, Put @ $3,700.00		6/18/21	87	18,188,090	77,865
E-mini S&P 500 Index Futures, Put @ $3,800.00		7/16/21	218	45,574,753	509,030
U.S. Treasury 10-Year Notes Futures, Call @ $132.50		5/21/21	653	653,000	204,063
U.S. Treasury 10-Year Notes Futures, Put @ $132.00		5/21/21	286	286,000	147,469
U.S. Treasury Long-Term Bonds Futures, Put @ $154.00		5/21/21	81	81,000	26,578
U.S. Treasury Long-Term Bonds Futures, Put @ $157.00		5/21/21	72	72,000	84,375

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $2,441,852)					1,194,903

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/ Australian Dollar, Put @ 0.78AUD	Citibank N.A.	6/3/21	11,928,200	11,928,200	82,772
U.S. Dollar/ Canadian Dollar, Put @ 1.26CAD	Citibank N.A.	5/7/21	5,013,330	5,013,330	140,055
U.S. Dollar/ Euro, Put @ $1.20	Goldman Sachs Group Inc.	6/3/21	9,648,000	9,648,000	57,738

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	57

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
OTC PURCHASED OPTIONS - (continued)
U.S. Dollar/ Mexican Peso, Put @ 20.60MXN	Morgan Stanley & Co. Inc.	5/20/21	3,290,000	3,290,000	$70,750
U.S. Dollar/ Russian Ruble, Put @ 72.46RUB	Goldman Sachs Group Inc.	5/11/21	1,500,000	1,500,000	424

TOTAL OTC PURCHASED OPTIONS (Cost - $377,900)					351,739

TOTAL PURCHASED OPTIONS (Cost - $2,819,752)					1,546,642

		RATE	MATURITY DATE	FACE AMOUNT†
MORTGAGE-BACKED SECURITIES -0.1%
FHLMC - 0.0%††
Federal Home Loan Mortgage Corp. (FHLMC) Gold		7.000%	8/1/30	2,246	2,311
Federal Home Loan Mortgage Corp. (FHLMC) Gold		6.500%	11/1/31	252	284

Total FHLMC					2,595

FNMA - 0.1%
Federal National Mortgage Association (FNMA) 7.000%			8/1/29 - 4/1/31	3,954	4,561
Federal National Mortgage Association (FNMA) 2.680%			1/1/35 - 2/1/35	300,000	317,997
Federal National Mortgage Association (FNMA)		2.790%	1/1/35	586,598	632,228	(e)

Total FNMA					954,786

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $897,074)					957,381

				SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Capital Markets - 0.1%
B Riley Financial Inc. (Cost - $810,000)		5.500%		32,400	809,676

See Notes to Schedule of Investments.

58	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

SECURITY		SHARES/ UNITS	VALUE
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.		44,473	$271,730
Southwestern Energy Co.		62,835	268,305	*

TOTAL ENERGY			540,035

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Holding LLC		1,388	0	*(g)(h)(j)

TOTAL COMMON STOCKS (Cost - $1,068,964)			540,035

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,293,090,930)			1,296,243,694

	RATE	SHARES
SHORT-TERM INVESTMENTS - 4.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $59,885,615)	0.010%	59,885,615	59,885,615	(o)

TOTAL INVESTMENTS - 103.8% (Cost - $1,352,976,545)			1,356,129,309
Liabilities in Excess of Other Assets - (3.8)%			(50,236,125)

TOTAL NET ASSETS - 100.0%			$1,305,893,184

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	59

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)	The coupon payment on this security is currently in default as of April 30, 2021.

(j)	Value is less than $1.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of April 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(n)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2021, the total market value of investments in Affiliated Companies was $60,276,060 and the cost was $60,275,615 (Note 2).

(p)	The maturity principal is currently in default as of April 30, 2021.

See Notes to Schedule of Investments.

60	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

Abbreviation(s) used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
EUR	— Euro
EURIBOR	— Euro Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	— Payment-In-Kind
PJSC	— Private Joint Stock Company
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS

SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
E-mini S&P 500 Index Futures, Put	5/21/21	$3,300.00	57	11,916,335	$(3,848)
E-mini S&P 500 Index Futures, Put	6/18/21	3,300.00	208	43,484,168	(62,400)
E-mini S&P 500 Index Futures, Put	6/18/21	3,400.00	87	18,188,089	(32,625)
E-mini S&P 500 Index Futures, Put	7/16/21	3,500.00	218	45,574,753	(246,340)
U.S. Treasury 10-Year Notes Futures, Call	5/21/21	133.00	286	286,000	(44,687)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	159.00	81	81,000	(44,297)
U.S. Treasury Long-Term Bonds Futures, Call	5/21/21	160.00	72	72,000	(22,500)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $1,077,213)					$(456,697)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	61

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

OTC WRITTEN OPTIONS

SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Dollar/Canadian Dollar, Put	JPMorgan Chase & Co.	5/7/21	1.23	CAD	5,013,330	5,013,330	$(34,035)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	5/20/21	20.00	MXN	6,580,000	6,580,000	(34,456)
U.S. Dollar/Russian Ruble, Call	JPMorgan Chase & Co.	5/16/21	78.26	RUB	5,670,000	5,670,000	(13,275)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $146,515)							$(81,766)

TOTAL WRITTEN OPTIONS (Premiums received - $1,223,728)							$(538,463)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
MXN	— Mexican Peso
RUB	— Russian Ruble

At April 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	433	12/23	$107,158,509	$107,102,550	$(55,959)
Australian 10-Year Bonds	25	6/21	2,675,989	2,684,482	8,493
U.S. Treasury 2-Year Notes	1,347	6/21	297,465,690	297,360,773	(104,917)
U.S. Treasury Ultra Long-Term Bonds	529	6/21	98,646,221	98,344,406	(301,815)
Ultra 10-Year US Treasury Note Futures	10	6/21	1,485,955	1,455,469	(30,486)

					(484,684)

Contracts to Sell:
90-Day Eurodollar	63	12/21	15,713,193	15,709,838	3,355
Euro-Bobl	18	6/21	2,920,143	2,915,625	4,518
Euro-Bund	47	6/21	9,648,927	9,605,978	42,949
Euro-Buxl	3	6/21	753,903	728,203	25,700
U.S. Treasury 5-Year Notes	187	6/21	23,281,950	23,176,312	105,638
U.S. Treasury 10-Year Notes	323	6/21	42,721,476	42,646,094	75,382
U.S. Treasury Long-Term Bonds	169	6/21	26,618,998	26,575,250	43,748
United Kingdom Long Gilt Bonds	31	6/21	5,467,531	5,465,878	1,653

					302,943

Net unrealized depreciation on open futures contracts					$(181,741)

See Notes to Schedule of Investments.

62	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

At April 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	30,771,840	USD	1,537,785	Goldman Sachs Group Inc.	5/3/21	$(19,217)
USD	1,504,000	MXN	30,771,840	Goldman Sachs Group Inc.	5/3/21	(14,568)
CAD	1,265,364	USD	1,002,666	Citibank N.A.	5/10/21	26,803
USD	2,707,198	CAD	3,465,214	Citibank N.A.	5/10/21	(112,014)
USD	585,000	RUB	43,488,900	Goldman Sachs Group Inc.	5/12/21	7,643
USD	1,021,000	RUB	76,258,490	JPMorgan Chase & Co.	5/18/21	9,385
MXN	5,391,440	USD	257,717	Morgan Stanley & Co. Inc.	5/24/21	7,733
USD	5,672,927	SAR	21,280,000	JPMorgan Chase & Co.	7/15/21	110
USD	119,261	EUR	100,000	BNP Paribas SA	7/19/21	(1,164)
USD	1,854,255	EUR	1,532,000	BNP Paribas SA	7/19/21	9,342
USD	1,965,342	EUR	1,623,000	BNP Paribas SA	7/19/21	10,843
USD	6,261,204	EUR	5,250,000	BNP Paribas SA	7/19/21	(61,115)
USD	6,972,705	EUR	5,838,043	BNP Paribas SA	7/19/21	(57,766)
AUD	11,434,086	USD	8,752,061	Citibank N.A.	7/19/21	59,263
CAD	40,000	USD	31,937	Citibank N.A.	7/19/21	611
CAD	4,260,539	USD	3,401,736	Citibank N.A.	7/19/21	65,054
CAD	10,270,000	USD	8,205,104	Citibank N.A.	7/19/21	151,571
MXN	113,364,509	USD	5,558,691	Citibank N.A.	7/19/21	(12,718)
RUB	718,840,000	USD	9,194,797	Citibank N.A.	7/19/21	258,126
USD	4,145,700	BRL	23,220,896	Citibank N.A.	7/19/21	(98,576)
USD	853,827	CAD	1,070,000	Citibank N.A.	7/19/21	(16,830)
USD	1,535,065	CAD	1,920,000	Citibank N.A.	7/19/21	(27,234)
USD	1,595,171	CAD	1,990,000	Citibank N.A.	7/19/21	(24,087)
USD	4,790,835	CAD	5,990,000	Citibank N.A.	7/19/21	(83,214)
USD	6,613,453	EUR	5,560,000	Citibank N.A.	7/19/21	(82,183)
USD	5	INR	347	Citibank N.A.	7/19/21	0 [1]
USD	645,376	RUB	48,580,000	Citibank N.A.	7/19/21	6,537
USD	1,279,634	RUB	96,240,000	Citibank N.A.	7/19/21	14,054
USD	5,785,095	RUB	439,080,000	Citibank N.A.	7/19/21	11,084

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	63

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,635	ZAR	24,072	Citibank N.A.	7/19/21	$(7)
RUB	241,750,000	USD	3,085,908	Goldman Sachs Group Inc.	7/19/21	93,164
RUB	363,057,629	USD	4,631,491	Goldman Sachs Group Inc.	7/19/21	142,807
USD	149,095	CAD	186,000	Goldman Sachs Group Inc.	7/19/21	(2,252)
USD	942,903	CAD	1,170,000	Goldman Sachs Group Inc.	7/19/21	(9,123)
USD	1,529,680	CAD	1,880,000	Goldman Sachs Group Inc.	7/19/21	(71)
USD	1,570,322	CAD	1,959,000	Goldman Sachs Group Inc.	7/19/21	(23,712)
USD	1,575,116	CAD	1,966,000	Goldman Sachs Group Inc.	7/19/21	(24,613)
USD	1,637,996	CAD	2,030,000	Goldman Sachs Group Inc.	7/19/21	(13,810)
USD	2,491,407	CAD	3,090,000	Goldman Sachs Group Inc.	7/19/21	(22,919)
USD	20,936,726	GBP	15,236,738	Goldman Sachs Group Inc.	7/19/21	(110,621)
USD	815,989	MXN	16,580,000	Goldman Sachs Group Inc.	7/19/21	4,869
USD	1,524,558	MXN	30,771,840	Goldman Sachs Group Inc.	7/19/21	19,151
USD	1,542,080	MXN	31,240,000	Goldman Sachs Group Inc.	7/19/21	13,769
USD	1,777,739	MXN	36,050,000	Goldman Sachs Group Inc.	7/19/21	14,115
USD	645,368	RUB	48,580,000	Goldman Sachs Group Inc.	7/19/21	6,529
USD	20,615,270	IDR	302,652,772,322	JPMorgan Chase & Co.	7/19/21	(180,859)
CAD	13,482,228	USD	10,868,382	Morgan Stanley & Co. Inc.	7/19/21	102,075
JPY	710,617,204	USD	6,466,505	Morgan Stanley & Co. Inc.	7/19/21	40,178
NOK	72,224,570	USD	8,510,425	Morgan Stanley & Co. Inc.	7/19/21	167,184
USD	1,574,808	JPY	170,620,000	Morgan Stanley & Co. Inc.	7/19/21	12,546
USD	1,575,013	JPY	170,760,000	Morgan Stanley & Co. Inc.	7/19/21	11,469
USD	767,556	NOK	6,350,000	Morgan Stanley & Co. Inc.	7/19/21	4,618
USD	1,534,015	NOK	12,720,000	Morgan Stanley & Co. Inc.	7/19/21	5,738
USD	1,543,232	NOK	12,950,000	Morgan Stanley & Co. Inc.	7/19/21	(12,680)
USD	1,614,636	NOK	13,600,000	Morgan Stanley & Co. Inc.	7/19/21	(19,371)
USD	119,521	NZD	170,000	Morgan Stanley & Co. Inc.	7/19/21	(2,093)

Total						$243,554

1	Value is less than $1.

See Notes to Schedule of Investments.

64	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

Abbreviation(s) used in this table:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
RUB	— Russian Ruble
SAR	— Saudi Arabian Riyal
USD	— United States Dollar
ZAR	— South African Rand

At April 30, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†		UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Citibank N.A.	5,822,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$2,913	$(412)
Citibank N.A.	4,600,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	1,976
Citibank N.A.	5,400,000	BRL	1/4/27	BRL-CDI**	7.024	%**	2,317	3
JPMorgan Chase & Co.	3,800,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	2,277
JPMorgan Chase & Co.	19,480,000	BRL	1/4/27	BRL-LIBOR**	6.870	%**	—	(17,447)

Total							$5,230	$(13,603)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	65

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	29,647,000		12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	$(185,326)
	113,420,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$39,774	251,328
	198,820,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	84,482	419,002
	8,350,000		7/20/45	0.560% annually	Daily SOFR annually	21,236	2,033,218
	1,080,000		8/19/45	0.740% annually	Daily SOFR annually	—	223,123
	2,435,000		2/15/47	1.000% semi-annually	3-Month LIBOR quarterly	29,510	514,613
	1,334,000		2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	7,854	115,836
	4,238,000		2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	4,732	64,706

Total						$187,588	$3,436,500

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2021[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	$1,835,000		6/20/26	0.676%	5.000% quarterly	$398,380	$404,904	$(6,524)
Morgan Stanley & Co. Inc. (Netflix Inc., 4.875%, due 6/15/30)	3,670,000		6/20/26	0.676%	5.000% quarterly	796,761	805,900	(9,139)
Morgan Stanley & Co. Inc. (Volkswagen AG, 0.500%, due 3/30/21)	1,790,000	EUR	12/20/24	0.436%	1.000% quarterly	44,757	15,973	28,784

Total						$1,239,898	$1,226,777	$13,121

See Notes to Schedule of Investments.

66	Western Asset Income Fund 2021 Quarterly Report

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]*		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Morgan Stanley & Co. Inc. (Daimler AG, 1.400%, due 1/12/ 24)	1,790,000	EUR	12/20/24	0.341%	1.000% quarterly	$(52,477)	$(30,473)	$(22,004)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]		TERMINATION DATE	IMPLIED CREDIT SPREAD AT APRIL 30, 2021[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
ViacomCBS Inc., 4.750%, due 5/15/25	$2,775,000		6/20/26	0.659%	1.000% quarterly	$(47,705)	$(42,760)	$(4,945)
Walt Disney Co., 3.700%, due 9/15/24	2,775,000		6/20/26	0.394%	1.000% quarterly	(85,332)	(84,271)	(1,061)

Total	$5,550,000					$(133,037)	$(127,031)	$(6,006)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[5]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.36 Index	$6,176,000	6/20/26	5.000% quarterly	$(606,872)	$(514,408)	$(92,464)

See Notes to Schedule of Investments.

Western Asset Income Fund 2021 Quarterly Report	67

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	April 30, 2021

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

5

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazil Cetip InterBank Deposit Rate
BRL-LIBOR	— Brazil London Interbank Offered Rate
EUR	— Euro
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

68	Western Asset Income Fund 2021 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

69

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

70

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$61,024,706	$1,159,494		$62,184,200
Information Technology	—	13,471,190	849,915		14,321,105
Materials	—	41,712,808	0	*	41,712,808
Other Corporate Bonds & Notes	—	446,486,347	—		446,486,347
Senior Loans:
Communication Services	—	28,871,625	—		28,871,625
Consumer Discretionary	—	82,565,221	7,766,896		90,332,117
Consumer Staples	—	6,658,361	1,525,700		8,184,061
Financials	—	25,477,438	5,974,435		31,451,873
Health Care	—	60,210,943	3,883,688		64,094,631
Industrials	—	49,337,217	3,253,035		52,590,252
Information Technology	—	25,439,754	1,728,703		27,168,457
Materials	—	1,547,692	1,191,035		2,738,727
Real Estate	—	554,770	4,992,012		5,546,782
Collateralized Mortgage Obligations	—	148,380,073	3,004,005		151,384,078
Asset-Backed Securities	—	124,911,899	960,302		125,872,201
Sovereign Bonds	—	98,348,113	—		98,348,113
Convertible Bonds & Notes	—	24,347,291	—		24,347,291
Convertible Preferred Stocks:
Energy	—	6,318,601	7,294,625		13,613,226
U.S. Government & Agency Obligations	—	3,142,066	—		3,142,066
Purchased Options:
Exchange-Traded Purchased Options	$1,194,903	—	—		1,194,903
OTC Purchased Options	—	351,739	—		351,739
Mortgage-Backed Securities	—	957,381	—		957,381
Preferred Stocks	809,676	—	—		809,676
Common Stocks:
Energy	540,035	—	—		540,035
Materials	—	—	0	*	0	*

Total Long-Term Investments	2,544,614	1,250,115,235	43,583,845		1,296,243,694

Short-Term Investments†	59,885,615	—	—		59,885,615

Total Investments	$62,430,229	$1,250,115,235	$43,583,845		$1,356,129,309

71

Notes to Schedule of Investments (unaudited) (continued)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$311,436	—	—	$311,436
Forward Foreign Currency Contracts	—	$1,276,371	—	1,276,371
OTC Interest Rate Swaps‡	—	9,074	—	9,074
Centrally Cleared Interest Rate Swaps	—	3,621,826	—	3,621,826
OTC Credit Default Swaps on Corporate Issues - Sell Protection‡	—	1,239,898	—	1,239,898
Total Other Financial Instruments	$311,436	$6,147,169	—	$6,458,605

Total	$62,741,665	$1,256,262,404	$43,583,845	$1,362,587,914

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$456,697	—	—	$456,697
OTC Written Options	—	$81,766	—	81,766
Futures Contracts	493,177	—	—	493,177
Forward Foreign Currency Contracts	—	1,032,817	—	1,032,817
OTC Interest Rate Swaps‡	—	17,447	—	17,447
Centrally Cleared Interest Rate Swaps	—	185,326	—	185,326
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	52,477	—	52,477
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection	—	6,006	—	6,006
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	92,464	—	92,464

Total	$949,874	$1,468,303	—	$2,418,177

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

72

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2020	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Financials	—	—	—	—	—
Information
Technology	—	$(266)	—	$(85)	$850,266
Materials	—	—	—	—	0	*
Senior Loans:
Communication Services	$565,021	652	$7,110	(4,208)	—
Consumer
Discretionary	398,000	3,819	406	121,012	7,263,325
Consumer Staples	251,550	423	—	20,676	1,512,401
Financials	1,472,100	2,674	120	53,570	4,482,772
Health Care	1,189,990	434	(14,381)	127,613	8,867,362
Industrials	698,979	1,197	202	101,224	3,078,900
Information
Technology	321,787	—	0 *	44,582	1,093,350
Materials	—	—	—	(11,909)	1,202,944
Real Estate	—	775	357	10,425	4,994,675
Collateralized Mortgage Obligations	—	—	—	—	—
Asset-Backed Securities	940,452	—	—	29,900	—
Convertible Preferred Stocks:
Energy	—	—	—	127,376	7,167,249
Common Stocks:
Energy	37,430	—	(441,384)	450,070	—
Materials	—	—	—	—	0	*

Total	$5,875,309	$9,708	$(447,570)	$1,070,246	$40,513,244

73

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of April 30, 2021		Net change in unrealized appreciation (depreciation) for investments in securities still held at April 30, 2021[1]
Corporate Bonds & Notes:
Financials	—	$1,159,494	—	$1,159,494		—
Information
Technology	—	—	—	849,915		$(85)
Materials	—	—	—	0	*	—
Senior Loans:
Communication
Services	$(568,575)	—	—	—		—
Consumer
Discretionary	(19,666)	—	—	7,766,896		130,666
Consumer Staples	—	—	$(259,350)	1,525,700		13,256
Financials	(36,801)	—	—	5,974,435		53,025
Health Care	(6,287,330)	—	—	3,883,688		110,601
Industrials	(40,145)	—	(587,322)	3,253,035		19,978
Information
Technology	(327,519)	596,503	—	1,728,703		38,850
Materials	—	—	—	1,191,035		(11,909)
Real Estate	(14,220)	—	—	4,992,012		10,425
Collateralized Mortgage Obligations	—	3,004,005	—	3,004,005		—
Asset-Backed Securities	(10,050)	—	—	960,302		29,900
Convertible Preferred Stocks:
Energy	—	—	—	7,294,625		127,376
Common Stocks:
Energy	(46,116)	—	—	—		—
Materials	—	—	—	0	*	—

Total	$(7,350,422)	$4,760,002	$(846,672)	$43,583,845		$522,083

74

Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable input in the valuation obtained from independent third party pricing services or broker/dealer quotations.

3	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the period ended April 30, 2021. The following transactions were effected in such companies for the period ended April 30, 2021.

	Affiliate Value at July 31, 2020	Purchased		Sold
		Cost	Shares/ Face amount	Cost	Shares/ Face amount
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	$423,895	—	—	$440,000	440,000
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	$390,000	390,000	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	2,983,407	792,683,596	792,683,596	735,781,388	735,781,388

	$3,407,302	$793,073,596		$736,221,388

75

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Benefit Street Partners CLO IV Ltd., 2014-IVA CRR	—	$10,270	$16,105	—
Benefit Street Partners CLO IV Ltd., 2014-IVA CRRR	—	2,771	445	$390,445
Western Asset Premier Institutional Government Reserves, Premium Shares	—	3,638	—	59,885,615

	—	$16,679	$16,550	$60,276,060

76